Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,980	$ 2,205
Accounts receivable	6,068	4,534
Inventories	5,058	4,110
Income taxes receivable	244	128
Assets held for sale	1,186
Total current assets	14,536	10,977
Property, plant and equipment, net	62,654	65,546
Exploration and evaluation	1,995	2,226
Other assets	1,766	1,307
Goodwill and other intangible assets	3,586	3,523
Deferred income taxes	81	160
Total assets	84,618	83,739
Current liabilities
Short-term debt	2,807	1,284
Current portion of long-term debt		231
Current portion of long-term lease liabilities	317	310
Accounts payable and accrued liabilities	8,167	6,503
Current portion of provisions	564	779
Income taxes payable	484	1,292
Liabilities associated with assets held for sale	530
Total current liabilities	12,869	10,399
Long-term debt	9,800	13,989
Long-term lease liabilities	2,695	2,540
Other long-term liabilities	1,642	2,180
Provisions	9,800	8,776
Deferred income taxes	8,445	9,241
Equity	39,367	36,614
Total liabilities and shareholders' equity	$ 84,618	$ 83,739